Note 14 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of financial assets and liabilities [text block]
All amounts in Canadian dollars	US dollar	Mexican peso
Cash and cash equivalents	$1,004,652	$293,525
Accounts receivable and prepaid expenses	-	82
Total assets	$1,004,652	$293,607

Trade and other payables	$531,083	$40,373
Total liabilities	$531,083	$40,373

Net assets	$473,569	$253,234